BUSINESS COMBINATIONS - Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Apr. 29, 2019	Aug. 31, 2018	May 01, 2017	Sep. 27, 2019	Sep. 28, 2018
Allocation of the purchase consideration:
Goodwill				$ 290.8	$ 243.6
Direct Conversion AB
Allocation of the purchase consideration:
Accounts Receivable	$ 2.4
Inventory	5.7
Prepaids and other current assets	0.7
Property, plant, and equipment	0.9
Intangibles	32.9
Goodwill	47.2
Total assets acquired	89.8
Accounts payable	(1.0)
Accrued liabilities	(1.5)
Current maturities of long-term debt	(1.0)
Deferred revenues	(0.9)
Long-term debt	(3.5)
Other liabilities, non-current	(1.1)
Total liabilities assumed	(9.0)
Noncontrolling interest	(1.4)
Net assets acquired, less noncontrolling interest	79.4
Net cash paid	69.5
Deferred consideration	9.9
Total cash consideration	$ 79.4
Virtual Media Integration, Ltd.
Allocation of the purchase consideration:
Accounts Receivable		$ 0.2
Inventory		1.0
Other assets		0.2
Intangibles		1.6
Goodwill		1.5
Other liabilities		(0.2)
Net assets acquired		4.3
Post-closing adjustments		0.5
Total cash consideration		$ 4.8
PerkinElmer, Inc.
Allocation of the purchase consideration:
Cash			$ 1.4
Accounts Receivable			18.7
Inventory			34.7
Prepaids and other current assets			0.6
Property, plant, and equipment			21.4
Other assets, non-current			2.0
Intangibles			81.1
Goodwill			167.3
Total assets acquired			327.2
Current liabilities			(17.2)
Other liabilities, non-current			(36.8)
Total liabilities assumed			(54.0)
Net assets acquired			273.2
Net cash paid			277.4
Total cash consideration			$ 273.2